Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit before tax	£ 2,149	£ 1,894	£ 1,902
Non-cash items included in profit:
– Depreciation and amortisation	290	297	506
– Provisions for other liabilities and charges	336	421	383
– Impairment losses	196	285	(228)
– Other non-cash items	(799)	1,363	(244)
– Pension charge for defined benefit pension schemes	13	28	38
Non-cash items included in profit	36	2,394	455
Net change in operating assets and liabilities:
– Cash and balances at central banks	(87)	274	(659)
– Derivative assets	967	(719)	1,731
– Other financial assets at fair value through profit or loss	27	1,064	1,143
– Loans and advances to banks and customers	12,538	(10,683)	(960)
– Reverse repurchase agreements - non-trading	(3,224)	6,818	7,024
– Other assets	(144)	(571)	327
– Deposits by banks and customers	(10,982)	(1,373)	12,747
– Repurchase agreements - non-trading	704	(4,145)	(7,550)
– Derivative liabilities	(117)	(11)	(902)
– Other financial liabilities at fair value through profit or loss	102	(973)	(1,109)
– Debt securities in issue	(219)	(1,352)	(330)
– Other liabilities	(1)	(41)	(608)
Net change in operating assets and liabilities	(436)	(11,712)	10,854
Corporation taxes paid	(539)	(397)	(418)
Effects of exchange rate differences	(616)	2,354	(640)
Net cash flows from operating activities	594	(5,467)	12,153
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(393)	(504)	(615)
Proceeds from sale of property, plant and equipment and intangible assets	175	159	437
Purchase of financial assets at amortised cost and financial assets at FVOCI	(10,899)	(2,884)	(1,256)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	8,362	3,023	4,509
Net cash flows from investing activities	(2,755)	(206)	3,075
Cash flows from financing activities
Issue of other equity instruments	0	750	450
Issuance costs of other equity instruments
Issue of debt securities and subordinated notes	6,415	8,683	2,853
Issuance costs of debt securities and subordinated notes	(18)	(16)	(6)
Repayment of debt securities and subordinated notes	(6,409)	(4,522)	(13,728)
Disposal of non-controlling interests	0	(235)	(181)
Repurchase of other equity instruments	0	(750)	(500)
Dividends paid on ordinary shares	(1,538)	(1,013)	(1,346)
Dividends paid on other equity instruments	(133)	(143)	(143)
Dividends paid on non-controlling interests	0	(17)	(17)
Principal elements of lease payments	(48)	(26)	(25)
Net cash flows from financing activities	(1,731)	2,711	(12,643)
Change in cash and cash equivalents	(3,892)	(2,962)	2,585
Cash and cash equivalents at beginning of the year	48,945	51,787	49,221
Effects of exchange rate changes on cash and cash equivalents	(122)	120	(19)
Cash and cash equivalents at the end of the year	44,931	48,945	51,787
Cash and cash equivalents consist of:
Cash and balances at central banks	40,523	46,635	50,494
Less: restricted balances	(2,327)	(2,241)	(2,515)
Cash and bank balances at central banks less regulatory minimum cash balances	38,196	44,394	47,979
Other cash equivalents: Loans and advances to banks - Non-trading	1,014	938	1,270
Other cash equivalents: Reverse repurchase agreements	5,721	3,613	2,538
Cash and cash equivalents at the end of the year	£ 44,931	£ 48,945	£ 51,787